LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2025
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.           LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2024	2025
	RMB	RMB
Land use rights	16,781	13,523
Accumulated amortization	(3,285)	(3,219)
Impairment provision	(10,304)	(10,304)
Land use rights, net	3,192	—

Land use rights have been pledged as collateral for bank loans as of September 30, 2024 and 2025 were RMB -nil- and RMB -nil-, respectively.

The amortization expenses for the years ended September 30, 2024 and 2025 were RMB 66 and RMB -nil- respectively.